7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2017	2016	2015
Risk-free interest rate	0.71%	0.87%	0.95%
Expected life	3 years	2.98 years	2.58 years
Expected volatility	116.49%	144.62%	148.02%
Expected dividend yield	0	0	0